Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 3 — RELATED PARTY TRANSACTIONS

Accrued Payroll

At September 30, 2024 and December 31, 2023, the Company had a payroll payable to the CEO of $10,000 and $300,000, respectively, and related payroll taxes payable of $0 and $7,830, respectively. During the period ended September 30, 2024 and December 31, 2023, the Company made advances on the payroll payable and the CEO made repayments.

The following summarizes activity in respect to payroll advances to the CEO:

Balance December 31, 2022	$—
Advances during 2023	316,198
Repayment	(125,000)
Balance December 31, 2023	$191,198
Advances during 2024	188,155
Repayment	(301,853)
Balance September 30, 2024	$77,500

In the second and third quarters of 2024, paychecks were issued to Paul Romness, CEO. The paychecks comprised the remaining balance of backpay, less all 2023 payroll advances. The payroll taxes were paid that were associated with the backpay and regular pay and are fully paid. The balance of accrued payroll for the CEO on September 30, 2024 represents a board-approved payroll increase that was approved and paid in October 2024. Any payroll advances shown as employee advances will be repaid by December 31, 2024 from the CEO’s normal paychecks.

Related Parties — Convertible Debt

Ted Search and John Ciccio, collectively known as Mill River Partners LLC, are members of the Board and held convertible notes with face amounts of $0 and $150,000 as of September 30, 2024 and December 31, 2023, respectively. The convertible notes were converted into common stock upon consummation of the Company’s initial public offering on August 2, 2024.

Related Party Accounting Fees

The company has a bill in accounts payable of $23,252 for the period ended September 30, 2024 and $32,102 for the period ended December 31, 2023 to Shore Accountants MD Inc., an outside accounting firm that handles payroll and bookkeeping and is 100% owned by Chris Acevedo, the CFO.

NOTE 3 — RELATED PARTY TRANSACTIONS

Shareholder Loan

The Company founder, Paul A. Romness, MPH, took advances from the Company of $0 in 2023 and $49,074 in 2022. On December 15, 2020, our board of directors approved an agreement whereby the CEO would pay back these advances, with appropriate interest. The agreement was later modified as the Board determined the CEO was due market rate compensation for two years as backpay (July 2018 through June 2020 was $120,000, and $240,000 for July 2020 to June 2021).

The following summarizes activity under the related party loan:

Balance December 31, 2021	$231,071
Advances during 2022	49,074
Repayment	(279,000)
Balance December 31, 2022	$1,145
Repayment 2023	(1,145)
Balance December 31, 2023	$—

As of December 31, 2023, Mr. Romness has fully paid off the advance. For the years ended December 31, 2022 and 2023, the Company and Mr. Romness agreed to no imputed interest for Mr. Romness for debt owed to him.

Accrued Payroll

At December 31, 2023, the Company had a payroll payable to the CEO of $300,000 and related payroll taxes payable of $7,830. During 2023, the Company made advances on the payroll payable and the CEO made repayments.

The following summarizes activity under all new 2023 payroll advances to the CEO:

Balance December 31, 2022	$—
Advances during 2023	316,198
Repayment	(125,000)
Balance December 31, 2023	$191,198

In the second quarter of 2024, a bonus check was issued to the CEO. The bonus paycheck is comprised of the remaining balance of backpay, less all 2023 payroll advances. The payroll taxes that were associated with the backpay were paid, and, as of April 29, 2024, the backpay, related payroll taxes and associated payroll advances were fully paid.

Related Party Accounting Fees

The Company has a bill in accounts payable of $32,102 to Shore Accountants MD Inc., an outside accounting firm that handles payroll and bookkeeping and 100% owned by Christopher Acevedo, the Company’s CFO.

Related Parties — Convertible Debt

Of the total outstanding notes at December 31, 2023, 8.67% of Group A and 4.55% of Group E are held by related parties.

Ted Search and John Ciccio, collectively known as Mill River Partners LLC, are members of the Board and hold convertible notes with face amounts of $150,000 and $100,000 as of December 31, 2023 and 2022, respectively.